Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Feb 11, 2013
Document Effective Date	Feb 11, 2013
Prospectus Date	May 1, 2012

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward International Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward International Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Credit Analysis Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Frontier Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Select Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Real Estate Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Tactical Enhanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Commodity Long/Short Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Select EM Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Global Credit Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Endurance Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Forward Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff10_SupplementTextBlock

FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 11, 2013